Deposit	6 Months Ended
Jun. 30, 2021
Deposit Assets [Abstract]
Deposit

Note 5 – Deposit

Deposit balance as of June 30, 2021 amounted to $6,630 for lease agreement deposit. Deposit balance as of December 31, 2020 amounted to $106,630, including $6,630 for lease agreement deposit and $100,000 for payment made into an escrow account for purchasing a target company. On March 26, 2021, the management of target company decided to terminate the LOI. The LOI was terminated effective as of March 29, 2021 and $100,000 was returned on March 29, 2021.